SEGMENT INFORMATION - Major Customers (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
Disclosure of major customers [line items]
Payment terms for customers		30 years
Maximum
Disclosure of major customers [line items]
Payment terms for customers		60 years
Customer One
Disclosure of major customers [line items]
Percentage of revenue	46.00%	59.00%
Customer Two
Disclosure of major customers [line items]
Percentage of revenue	42.00%	19.00%